Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.2%
	BASIC MATERIALS — 1.5%
8,300	Dow, Inc.	$468,701
	COMMUNICATIONS — 14.3%
73,800	AT&T, Inc.	1,071,576
26,700	Cisco Systems, Inc.	1,389,468
28,700	Comcast Corp. - Class A	1,298,962
22,600	Corning, Inc.	767,044
		4,527,050
	CONSUMER, CYCLICAL — 2.7%
2,550	Home Depot, Inc.	851,292
	CONSUMER, NON-CYCLICAL — 27.0%
7,700	AbbVie, Inc.	1,151,766
23,985	Altria Group, Inc.	1,089,399
18,270	Bristol-Myers Squibb Co.	1,136,211
12,450	CVS Health Corp.	929,890
15,900	Gilead Sciences, Inc.	1,210,626
5,000	Johnson & Johnson	837,650
9,500	Medtronic PLC[1]	833,720
6,100	Philip Morris International, Inc.	608,292
13,965	Tyson Foods, Inc. - Class A	778,130
		8,575,684
	ENERGY — 11.0%
7,505	Chevron Corp.	1,228,268
29,000	Enbridge, Inc.[1]	1,067,200
10,750	Phillips 66	1,199,163
		3,494,631
	FINANCIAL — 17.2%
20,600	Bank of America Corp.	659,200
1,435	BlackRock, Inc.	1,060,250
6,400	Capital One Financial Corp.	748,928
8,250	JPMorgan Chase & Co.	1,303,170
7,800	M&T Bank Corp.	1,090,908
3,500	Travelers Cos., Inc.	604,135
		5,466,591
	INDUSTRIAL — 11.6%
8,000	CRH PLC - ADR[1]	482,400
11,000	Emerson Electric Co.	1,004,850
2,230	Lockheed Martin Corp.	995,405
6,400	United Parcel Service, Inc. - Class B	1,197,632
		3,680,287

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 7.5%
1,250	Broadcom, Inc.	$1,123,313
8,840	International Business Machines Corp.	1,274,551
		2,397,864
	UTILITIES — 5.4%
12,500	Evergy, Inc.	749,625
6,495	Sempra	967,885
		1,717,510
	Total Common Stocks
	(Cost $23,934,970)	31,179,610
	SHORT-TERM INVESTMENTS — 1.8%
548,798	Fidelity Investments Money Market Treasury Portfolio - Institutional, 4.935%[2]	548,798
	Total Short-Term Investments
	(Cost $548,798)	548,798
	TOTAL INVESTMENTS — 100.0%
	(Cost $24,483,768)	31,728,408
	Other Assets in Excess of Liabilities — 0.0%	15,082
	TOTAL NET ASSETS — 100.0%	$31,743,490

ADR – American Depository Receipt
PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.